Leases - Income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 6,669	$ 3,746
Interest expense on lease liabilities	5,906	5,935	$ 1,715
Foreign exchange gain (loss)	(23,886)	13,565	$ (7,551)
Principal	10,279	10,266
Interest	5,906	5,935
Leases
Disclosure of quantitative information about right-of-use assets [line items]
Foreign exchange gain (loss)	(8,330)	3,794
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Foreign exchange gain (loss)	$ 2,902	$ (1,055)